Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation Details
Federal income tax rate	34.00%	34.00%
State tax, net of federal benefit	6.00%	6.00%
Utilization of NOLs	(34.70%)	(40.00%)
Tax credits	(24.50%)	0.00%
Other	24.10%	0.00%
Effective income tax rate	4.80%	0.00%